Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	486,122,717.13	23,895
Yield Supplement Overcollateralization Amount 05/31/21	16,977,064.92	0
Receivables Balance 05/31/21	503,099,782.05	23,895
Principal Payments	23,961,397.19	634
Defaulted Receivables	422,720.70	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	15,853,629.23	0
Pool Balance at 06/30/21	462,862,034.93	23,241

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.74%
Prepayment ABS Speed	1.81%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,128,073.52	133
Past Due 61-90 days	770,803.26	35
Past Due 91-120 days	106,682.83	4
Past Due 121+ days	0.00	0
Total	4,005,559.61	172

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	389,830.94
Aggregate Net Losses/(Gains) - June 2021	32,889.76
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.08%
Prior Net Losses Ratio	-0.09%
Second Prior Net Losses Ratio	0.34%
Third Prior Net Losses Ratio	-0.41%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	5,322,913.40
Actual Overcollateralization	5,322,913.40
Weighted Average APR	4.23%
Weighted Average APR, Yield Adjusted	6.12%
Weighted Average Remaining Term	47.58

Flow of Funds	$ Amount
Collections	26,120,106.62
Investment Earnings on Cash Accounts	97.65
Servicing Fee	(419,249.82)
Transfer to Collection Account	-
Available Funds	25,700,954.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	387,719.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,110,270.95
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,322,913.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,272,753.44

Total Distributions of Available Funds	25,700,954.45

Servicing Fee	419,249.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 06/15/21	480,532,305.88
Principal Paid	22,993,184.35
Note Balance @ 07/15/21	457,539,121.53

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2a
Note Balance @ 06/15/21	54,177,915.83
Principal Paid	13,606,678.66
Note Balance @ 07/15/21	40,571,237.17
Note Factor @ 07/15/21	22.3903075%

Class A-2b
Note Balance @ 06/15/21	37,374,390.05
Principal Paid	9,386,505.69
Note Balance @ 07/15/21	27,987,884.36
Note Factor @ 07/15/21	22.3903075%

Class A-3
Note Balance @ 06/15/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	274,400,000.00
Note Factor @ 07/15/21	100.0000000%

Class A-4
Note Balance @ 06/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	76,910,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	25,110,000.00
Note Factor @ 07/15/21	100.0000000%

Class C
Note Balance @ 06/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	12,560,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	435,016.66
Total Principal Paid	22,993,184.35
Total Paid	23,428,201.01

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	46,051.23
Principal Paid	13,606,678.66
Total Paid to A-2a Holders	13,652,729.89

Class A-2b
One-Month Libor	0.07288%
Coupon	0.36288%
Interest Paid	11,302.02
Principal Paid	9,386,505.69
Total Paid to A-2b Holders	9,397,807.71

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5211153
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.5440048
Total Distribution Amount	28.0651201

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2541459
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.0920456
Total A-2a Distribution Amount	75.3461915

A-2b Interest Distribution Amount	0.0904162
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.0920455
Total A-2b Distribution Amount	75.1824617

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	222.25
Noteholders' Third Priority Principal Distributable Amount	546.25
Noteholders' Principal Distributable Amount	231.50

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	2,092,197.46
Investment Earnings	44.88
Investment Earnings Paid	(44.88)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,255,157.46	$1,405,644.87	$884,617.32
Number of Extensions	52	51	33
Ratio of extensions to Beginning of Period Receivables Balance	0.25%	0.27%	0.16%